Bank Overdraft and Short-term Borrowings - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 24,251,000
Commitment fee	0
Bank overdraft and short-term borrowings	18,412,000	€ 20,943,000
Currency risk [member] | Short-term borrowings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank overdraft and short-term borrowings	253,000	€ 254,000
Trade receivables export [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	18,080,000
Trade receivables secured borrowings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	3,577,000
Bank overdrafts [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 2,594,000